Long Term Loan to a Third-Party - Schedule of Long Term Loan to a Third-Party (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long Term Loan to a Third-Party [Abstract]
Long term loan to a third-party		$ 2,000,000
Total long term loan to a third-party		2,000,000
Current portion of loan to a third-party		2,000,000
Non-current portion of loan to a third-party